Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Realised gains	¥ (15,003)	¥ (44,509)	¥ 54,080
Subtotal	42	6,038	32,297
Debt securities [member]
Disclosure of financial assets [Line Items]
Realised gains	(9)	189	(4)
Impairment	(114)	(143)	0
Subtotal	(123)	46	(4)
Equity securities [member]
Disclosure of financial assets [Line Items]
Realised gains	2,808	8,505	32,622
Impairment	(2,643)	(2,513)	(321)
Subtotal	¥ 165	¥ 5,992	¥ 32,301